Exhibit 99.1

Report of Independent Accountants on Applying
Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation (the “Company”)
8200 Jones Branch Drive
McLean, VA 22102

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Banc of America Merrill Lynch Commercial Mortgage Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated, who are collectively referred to herein as the “Specified Parties”, solely to assist you on the procedures enumerated below with respect to Freddie Mac Structured Pass-Through Certificates, Series K-090 and Multifamily Mortgage Pass-Through Certificates, Series 2019-K90 (the “Transaction”).  The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the entire population of the 57 mortgage loans secured by 57 properties, herein referred to as the “Underlying Assets”, within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

With respect to any terms or requirements of the offering documents for the Transaction that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents for the Transaction.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of Securities Exchange Act of 1934; and
(iii)	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of April 1, 2019.

•
The following Microsoft Excel (“Excel”) file was provided to us by the Company, which includes certain attributes related to the portfolio of mortgage loans, as of the Cut-off Date, and shall be herein referred to as the “Final Data File”:

	o	“K-90 Red Data Tape 3.25.2019.xlsm”

•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.

•	The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.

•
The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

Source Documents included in the Loan File:
•	The phrase “Appraisal Report” refers to a signed appraisal document.

•	The phrase “Commitment Letter” refers to the Freddie Mac loan summary presenting loan terms and fees.

•	The phrase “CRA Report” refers to the listing, which summarizes the number of low income and very low income units at each property.

•	The phrase “Cross Collateralization Agreement” refers to the signed cross collateralization agreement, and/or any riders thereof.

•	The phrase “Engineering Report” refers to a signed property condition assessment document.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.

•
The phrase “Fee Schedule” refers to the documentation for the Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee and CREFC Royalty Fee related to the Transaction. A value of $125,000 (the “Fixed SSS Fee”) was provided by the Company (in email format) to be used as the fixed dollar amount in the recalculation of the Special Servicer Surveillance Fee.

•	The phrase “FRE Form 1115” refers to the borrower certificate of financial conditions.

•	The phrase “FM UW Schedule” refers to the historical and pro-forma cash flow statements prepared by the Freddie Mac underwriting team.

•	The phrase “Green Report” refers to the listing of all properties qualifying as green advantage, as tracked internally by the Company.

•	The phrase “Ground Lease” refers to the signed ground lease agreement, and/or any assumptions or riders thereof.

•	The phrase “Guaranty Agreement” refers to the guaranty, and/or any riders thereof.

•	The phrase “Insurance Summary” refers to the Certificate of Insurance and/or Evidence of Property Insurance for the Underlying Assets, indicating a “Yes” or “No” for each insurance field.

•	The phrase “Investment Brief” refers to the Freddie Mac underwriting file.

•	The phrase “Loan Agreement” refers to the signed loan agreement, other security agreements, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “Non-Consolidation Opinion” refers to the opinion of counsel indicating a non-consolidation requirement.

•	The phrase “Physical Risk Report” refers to the signed property condition/environmental site assessment documents included in the Loan File.

•	The phrase “Promissory Note” refers to the promissory note, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “Property Inspection and Lease Audit” refers to the property inspection and lease audit document.

•	The phrase “Property Management Agreement” refers to the assignment of property management agreement or original property management agreement and/or any riders thereof.

•	The phrase “Rent Roll” refers to the rent roll document.

•	The phrase “Senior Loan Documents” refers to the first lien loan agreement, first lien mortgage note, or any other document related to the respective loan’s senior debt.

•	The phrase “Subordinate Loan Documents” refers to the junior lien loan agreement, junior lien mortgage note, or any other document related to the respective loan’s subordinate debt.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

•	The phrase “Seismic Report” refers to a signed seismic assessment document.

•	The phrase “Servicing Report” refers to the servicing statements combined by the Company.

•	The phrase “Title Policy” refers to the signed title policy.

•	The phrase “Zoning Report” refers to a signed zoning document.

From February 6, 2019 through March 25, 2019, the Company provided us with the Source Documents related to the Underlying Assets for which we compared the Specified Attributes set forth in the Final Data File to the corresponding Source Documents and found them to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding Source Documents. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Asset(s) as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”),  that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

March 26, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

Exhibits

 Exhibit A - Loan File Review Procedures

 Exhibit B - Specified Attributes Provided by the Company (not subject to procedures)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

Freddie Mac Structured Pass-Through Certificates, Series K-090 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
1	Freddie Mac Loan Number	Commitment Letter, Promissory Note, Loan Agreement, Investment Brief	Freddie Mac Loan Number, as stated in the Commitment Letter, Promissory Note, Loan Agreement and Investment Brief.	None
2	Seller/Servicer	Loan Agreement	The lender, as stated in the Loan Agreement.	None
3	Address (Street)	Appraisal Report	The address, as stated in the Appraisal Report. If two street addresses were listed, only the primary was selected.	None
4	City	Appraisal Report	The city, as stated in the Appraisal Report.	None
5	County	Appraisal Report	The county, as stated in the Appraisal Report.	None
6	State	Appraisal Report	The state, as stated in the Appraisal Report.	None
7	Zip Code	Appraisal Report	The zip code, as stated in the Appraisal Report.	None
8	Property Type	Appraisal Report	The property type, as stated in the Appraisal Report.	None
9	Property Sub-Type	Appraisal Report, Investment Brief, Property Inspection and Lease Audit
The property sub-type, as stated in the Appraisal Report; or

If % of Tenant Concentration is greater than 50%, the property sub-type as stated in the Investment Brief or Property Inspection and Lease Audit.
None
10	Cut-off Date	Calculation	The first day of the calendar month in which the Settlement Date of the Transaction occurs.	None
11	Original Principal Balance	Promissory Note	The principal balance, as stated on the front page of the Promissory Note.	None
12	Cut-off Balance	Servicing Report	The cut-off balance, as stated in the Servicing Report.	None
13	Maturity Balance	Calculation; Promissory Note
A computation from the Promissory Note in which the respective loan’s amortization schedule was recalculated. For each loan, we computed the principal balance outstanding as of the respective loan’s Maturity Date based upon the respective loan’s Cut-off Balance, Monthly Debt Service, Remaining Amortization, Interest Calculation and Gross Interest Rate.
None
14	% of Cut-off Date Pool Balance	Calculation	A computation from the Final Data File in which the respective loan’s Cut-off Balance was divided by the aggregate Cut-off Balance of the respective Loan Group.	None
15	Note Date	Promissory Note	The effective date, as stated on the front page of the Promissory Note.	None
16	Note Rate	Promissory Note	The fixed interest rate, as stated in Section 1 of the Promissory Note.	None
17	Rate Type	Promissory Note	The rate type, as stated on the front page of the Promissory Note.	None
18	Interest Calculation	Promissory Note	The interest calculation method, as stated in Section 3 (b) of the Promissory Note.	None
19	Monthly Debt Service	Promissory Note
The monthly payment amount due on the first principal and interest installment date, as stated in Section 3 of the Promissory Note; or

For full term interest only loans, the Monthly Debt Service (IO) amount was utilized (see procedure below).
None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

Freddie Mac Structured Pass-Through Certificates, Series K-090 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
20	Monthly Debt Service (IO)	Calculation
“N/A”, if the Interest Only Term was equal to 0; or

For loans based on Actual/360 interest calculation, a computation from the Final Data File in which the Gross Interest Rate was divided by 12, then multiplied by the Cut-off Balance, then multiplied by 365 and then divided by 360; or

For loans based on 30/360 interest calculation, a computation from the Final Data File in which the Gross Interest Rate was divided by 12 and then multiplied by the Cut-off Balance.
None
21	First Payment Date	Promissory Note	The first installment due date, as stated in Section 1 of the Promissory Note.	None
22	Maturity Date	Promissory Note	The maturity date, as stated in Section 1 of the Promissory Note.	None
23	Payment Date	Promissory Note	Day of the month the payment is due, as stated in Section 3 of the Promissory Note.	None
24	Late Charge Grace Period (# of days)	Promissory Note	The number of grace period days from the installment due date prior to a late charge being assessed, as stated in Section 7 of the Promissory Note.	None
25	Amortization Type	Calculation
“Fully Amortizing”, when the Original Loan Term (months) was equal to the Original Amortization Term (months); or

“Interest Only”, when the Interest Only term was equal to the Original Loan Term (months); or

“Balloon”, when the Original Amortization Term (months) was greater than the Original Loan Term (months) and the Interest Only Term was equal to zero; or

“Partial IO”, when the Interest Only Term was greater than zero and less than the Original Loan Term (months).
None
26	Original Amortization Term (months)	Calculation; Promissory Note
A computation from the Final Data File in which the number of payments required to fully amortize the loan was determined based upon the loan's respective Fixed Interest Rate divided by 12, Monthly Debt Service and Original Principal Balance.
None
27	Original Loan Term (months)	Calculation	A computation from the Final Data File in which the number of monthly payments occurring between the respective loan’s First Payment Date and the corresponding Maturity Date were counted.	None
28	Remaining Amortization	Calculation	A computation from the Final Data File in which the number of months of Seasoning as of Cut-off Date that exceed the Interest Only Term was deducted from the Original Amortization Term (months).	None
29	Remaining Term	Calculation	A computation from the Final Data File in which the respective loan’s Seasoning as of Cut-off Date was deducted from the corresponding Original Loan Term (months).	None
30	Seasoning as of Cut Off Date	Calculation	A computation from the Final Data File in which the number of monthly payments occurring between the respective loan’s First Payment Date, through and including, the Cut-off Date were counted.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

Freddie Mac Structured Pass-Through Certificates, Series K-090 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
31	Interest Only Term	Calculation; Promissory Note	A computation from the Promissory Note in which the number of monthly payments occurring between the first installment date and the first principal and interest installment date were counted.	None
32	Prepay Provision Description	Calculation; Promissory Note
A computation from the Promissory Note in which the number of monthly payments during each segment of the lockout period, fixed prepayment premium period, yield maintenance period and window period, as applicable, were counted.
None
33	Defeasance to Maturity	Loan Agreement
“N/A”, if the Prepay Provision Description did not include defeasance; or

“Yes” or “No”, as applicable, if both the Prepayment Provision Description included defeasance and Section 11.12 (g) (i) (B) of the Loan Agreement included the payment due on the Maturity Date.
None
34	Partial Defeasance Permitted (Y/N)	Loan Agreement
“Yes” or “No”, as applicable, if both the Prepay Provision Description included defeasance and Section 11.12 of the Loan Agreement stated that partial defeasance was permitted; or

“N/A”, if the Prepay Provision Description did not include defeasance.
None
35	Appraised Value	Appraisal Report	The property value, as stated in the Appraisal Report.	None
36	Appraised Value Type	Appraisal Report	The appraised value type (“As-Is”, “As-Stabilized”, “As-Complete” or “As-Renovated”) associated with the Appraised Value, as stated in the Appraisal Report.	None
37	Appraisal Firm	Appraisal Report	The appraisal firm, as stated in the Appraisal Report.	None
38	Appraisal Date	Appraisal Report	The valuation date of the Appraised Value shown, as stated in the Appraisal Report.	None
39	Year Built	Appraisal Report, Engineering Report	The year built, as stated in the Appraisal Report or Engineering Report.	None
40	Year Renovated	Appraisal Report, Engineering Report	The year renovated, as stated in the Appraisal Report or Engineering Report.	None
41	Number of Units	Rent Roll	The total number of residential units at the property, as stated in the Rent Roll.	None
42	Low Income Units	CRA Report	Total number of low income units at the property, as stated in the CRA Report.	None
43	Very Low Income Units	CRA Report	Total number of very low income units at the property, as stated in the CRA Report.	None
44	Unit of Measure	Rent Roll	The unit of measure (“Beds”, “Units” or “Pads”), as stated in the Rent Roll.	None
45	Cut-off Balance Per Unit	Calculation	A computation from the Final Data File in which the sum of the respective loan’s Cut-off Balance was divided by the corresponding Number of Units.	None
46	# Units - Commercial	Investment Brief	The number of commercial units at the property, as stated in the Investment Brief.	None
47	Elevator (Y/N)	Appraisal Report, Engineering Report	“Yes” or “No”, as applicable, if the Appraisal Report or Engineering Report stated that an elevator was present at the property.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

Freddie Mac Structured Pass-Through Certificates, Series K-090 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
48	FIRREA Eligible (Y/N)	Appraisal Report	“Yes” or “No”, as applicable, if the Appraisal Report included FIRREA compliance.	None
49	Zoning Status	Zoning Report; Appraisal Report	The zoning conclusion, as stated in the Zoning Report or Appraisal Report.	None
50	Lien Position	Title Policy	The lien position, as stated in the Title Policy.	None
51	Fee Simple/Leasehold	Title Policy	The ownership interest, as stated in Schedule A of the Title Policy.	None
52	Ground Lease Rent	Ground Lease	For leasehold and fee simple ownership interests and leasehold ownership interests, the current ground lease rent, as stated in the Ground Lease; or “N/A”, for fee simple ownership interests.	$1.00
53	Ground Lease Expiration Date	Ground Lease	For leasehold and fee simple ownership interests and leasehold ownership interests, the ground lease expiration date, as stated in the Ground Lease; or “N/A”, for fee simple ownership interests.	None
54	Ground Lease Expiration Date w/ Extensions	Ground Lease
For leasehold and fee simple ownership interests and leasehold ownership interests, the maximum ground lease expiration date if all extensions are exercised, as stated in the Ground Lease; or

“N/A”, for fee simple ownership interests.
None
55	LTV at Cutoff	Calculation
For cross collateralized (“Cross Collateralized”) loans, a computation from the Final Data File in which the Cut-off Balance was divided by the corresponding Appraised Value and then multiplied by the Cut-off Balance, for each loan within the respective Cross Collateralized group. Such amounts were summed and divided by the aggregate Cut-off Balance of the respective Cross Collateralized group; or

A computation from the Final Data File in which the respective loan’s Cut-off Balance was divided by the corresponding Appraised Value.
None
56	LTV at Maturity	Calculation
For Cross Collateralized loans, a computation from the Final Data File in which the Maturity Balance was divided by the corresponding Appraised Value and then multiplied by the Cut-off Balance, for each loan within the respective Cross Collateralized group. Such amounts were summed and divided by the aggregate Cut-off Balance of the respective Cross Collateralized group; or

A computation from the Final Data File in which the respective loan’s Maturity Balance was divided by the corresponding Appraised Value.
None
57	U/W EGI	FM UW Schedule	The proforma effective gross income, as stated in the FM UW Schedule.	$1.00
58	U/W Expenses	FM UW Schedule	The proforma total expenses, as stated in the FM UW Schedule.	$1.00
59	U/W NOI	Calculation	A computation from the Final Data File in which the U/W Expenses was subtracted from the U/W EGI.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

Freddie Mac Structured Pass-Through Certificates, Series K-090 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
60	Underwritten Annual Reserves	FM UW Schedule	The proforma annual reserves, as stated in the FM UW Schedule.	$1.00
61	U/W NCF	Calculation	A computation from the Final Data File in which the Underwritten Annual Reserves was subtracted from the U/W NOI.	$1.00
62	U/W DSCR (NCF)	Calculation
For Cross Collateralized loans, a computation from the Final Data File in which the U/W NCF was divided by the corresponding annual debt service payment and then multiplied by the Cut-off Balance, for each loan within the respective Cross Collateralized group. Such amounts were summed and divided by the aggregate Cut-off Balance of the respective Cross Collateralized group. The annual debt service payments were calculated by multiplying the sum of the Monthly Debt Service and any Additional Senior Debt Amortizing Monthly Debt Service by twelve; or

A computation from the Final Data File in which the respective loan’s U/W NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service by twelve.

				0.01
63	U/W IO DSCR (NCF)	Calculation
“N/A”, if the loan’s Monthly Debt Service (IO) was N/A; or

For Cross Collateralized loans, a computation from the Final Data File in which the U/W NCF was divided by the corresponding annual debt service payment and then multiplied by the Cut-off Balance, for each loan within the respective Cross Collateralized group. Such amounts were summed and divided by the aggregate Cut-off Balance of the respective Cross Collateralized group. The annual debt service payments were calculated by multiplying the sum of the Monthly Debt Service (IO) and any Additional Senior Debt Amortizing Monthly Debt Service by twelve; or

Computation in which the respective loan’s U/W NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service (IO) by twelve.
				0.01
64	Most Recent Period Ending	FM UW Schedule	The date of the most recent financial period, as stated in the FM UW Schedule.	None
65	Most Recent EGI	FM UW Schedule	The effective gross income for the most recent financial period, as stated in the FM UW Schedule.	$1.00
66	Most Recent Expenses	FM UW Schedule	The total expenses for the most recent financial period, as stated in the FM UW Schedule.	$1.00
67	Most Recent NOI	Calculation	A computation from the Final Data File in which the Most Recent Expenses was subtracted from the Most Recent EGI.	$1.00
68	Most Recent NCF	FM UW Schedule	The net cash flow before debt service for the most recent financial period, as stated in the FM UW Schedule.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

Freddie Mac Structured Pass-Through Certificates, Series K-090 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
69	Most Recent DSCR (NCF)	Calculation
For Cross Collateralized loans, a computation from the Final Data File in which the Most Recent NCF was divided by the corresponding annual debt service payment and then multiplied by the Cut-off Balance, for each loan within the respective Cross Collateralized group. Such amounts were summed and divided by the aggregate Cut-off Balance of the respective Cross Collateralized group. The annual debt service payments were calculated by multiplying the sum of the Monthly Debt Service and any Additional Senior Debt Amortizing Monthly Debt Service by twelve; or

A computation from the Final Data File in which the respective loan’s Most Recent NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service by twelve.
				0.01
70	2nd Most Recent Period Ending	FM UW Schedule	The date of the 2nd most recent financial period, as stated in the FM UW Schedule.	None
71	2nd Most Recent EGI	FM UW Schedule	The effective gross income for the 2nd most recent financial period, as stated in the FM UW Schedule.	$1.00
72	2nd Most Recent Expenses	FM UW Schedule	The total expenses for the 2nd most recent financial period, as stated in the FM UW Schedule.	$1.00
73	2nd Most Recent NOI	Calculation	A computation from the Final Data File in which the 2nd Most Recent Expenses was subtracted from the 2nd Most Recent EGI.	$1.00
74	2nd Most Recent NCF	FM UW Schedule	The net cash flow before debt service for the 2nd most recent financial period, as stated in the FM UW Schedule.	$1.00
75	2nd Most Recent DSCR (NCF)	Calculation
For Cross Collateralized loans, a computation from the Final Data File in which the 2nd Most Recent NCF was divided by the corresponding annual debt service payment and then multiplied by the Cut-off Balance, for each loan within the respective Cross Collateralized group. Such amounts were summed and divided by the aggregate Cut-off Balance of the respective Cross Collateralized group. The annual debt service payments were calculated by multiplying the sum of the Monthly Debt Service and any Additional Senior Debt Amortizing Monthly Debt Service by twelve; or

A computation from the Final Data File in which the respective loan’s 2nd Most Recent NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service by twelve.
				0.01
76	3rd Most Recent Period Ending	FM UW Schedule	The date of the 3rd most recent financial period, as stated in the FM UW Schedule.	None
77	3rd Most Recent EGI	FM UW Schedule	The effective gross income for the 3rd most recent financial period, as stated in the FM UW Schedule.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	11

Freddie Mac Structured Pass-Through Certificates, Series K-090 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
78	3rd Most Recent Expenses	FM UW Schedule	The total expenses for the 3rd most recent financial period, as stated in the FM UW Schedule.	$1.00
79	3rd Most Recent NOI	Calculation	A computation from the Final Data File in which the 3rd Most Recent Expenses was subtracted from the 3rd Most Recent EGI.	$1.00
80	3rd Most Recent NCF	FM UW Schedule	The net cash flow before debt service for the 3rd most recent financial period, as stated in the FM UW Schedule.	$1.00
81	3rd Most Recent DSCR (NCF)	Calculation
For Cross Collateralized loans, a computation from the Final Data File in which the 3rd Most Recent NCF was divided by the corresponding annual debt service payment and then multiplied by the Cut-off Balance, for each loan within the respective Cross Collateralized group. Such amounts were summed and divided by the aggregate Cut-off Balance of the respective Cross Collateralized group. The annual debt service payments were calculated by multiplying the sum of the Monthly Debt Service and any Additional Senior Debt Amortizing Monthly Debt Service by twelve; or

A computation from the Final Data File in which the respective loan’s 3rd Most Recent NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service by twelve.
				0.01
82	Occupancy Rate	Calculation; Rent Roll	A computation from the respective property’s Rent Roll in which the total number of occupied units was divided by the property’s Number of Units. For purposes of this calculation, non-revenue generating units (model, office and down units) were considered occupied.	0.01%
83	Occupancy as of Date	Rent Roll	The date of the occupancy information, as stated in the Rent Roll.	None
84	Monthly Rent per Unit	Calculation; Rent Roll	A computation from the respective property’s Rent Roll in which the total monthly rental revenue for all units was divided by the Number of Units. For purposes of this calculation, a gross-up of the non-revenue generating units (vacant, model office and down units) to the estimated market rental rate was added to the current in-place monthly rental revenue.	$1.00
85	Tenant Concentration Type	Investment Brief, Property Inspection and Lease Audit	The tenant concentration types, as stated in the Investment Brief or Property Inspection and Lease Audit.	None
86	% of Tenant Concentration	Investment Brief, Property Inspection and Lease Audit	The percentages of tenant concentrations, as stated in the Investment Brief or Property Inspection and Lease Audit.	0.01%
87	Condo Ownership (% or N/A)	Calculation; Loan Agreement
If a condo rider was included in the Loan Agreement, a computation in which the borrower owned condos were divided by the total condo units; or

“N/A”, if no condo rider was included in the Loan Agreement.
				None
88	Amount Sq. Ft - Commercial	Appraisal Report	The amount of commercial square footage at the property, as stated in the Appraisal.	None
89	% of GPR from Commercial Rental Income	Calculation; FM UW Schedule	A computation from the FM UW Schedule in which the gross potential commercial rental income was divided by the property’s total gross potential rental income (residential plus commercial).	None

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Freddie Mac Structured Pass-Through Certificates, Series K-090 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
90	Environmental Firm	Environmental Report; Physical Risk Report	The environmental firm, as stated in the Environmental Report, or “N/A” (Physical Risk Report), if an Environmental Report was not included in the Loan File.	None
91	Phase I Environmental Report Date	Environmental Report; Physical Risk Report	The date of the phase I Environmental Report, as stated in the Environmental Report; or “N/A” (Physical Risk Report), if an Environmental Report was not included in the Loan File.	None
92	Phase II Recommended (Y/N)	Environmental Report; Physical Risk Report	“Yes” or “No”, as applicable, if a phase II Environmental Report was recommended in the follow up actions section of the Environmental Report or Physical Risk Report.	None
93	Phase II Performed (Y/N)	Environmental Report	“Yes” or “No”, as applicable, if a phase II Environmental Report was included in the Loan File.	None
94	Phase II Environmental Report Date	Environmental Report	The date of the phase II Environmental Report, as stated in the Environmental Report; or “N/A”, if no phase II Environmental Report was included in the Loan file.	None
95	Environmental Cost to Cure (Phase I plus Phase II)	Environmental Report	The sum of the environmental costs to cure, as stated in the Environmental Report. If the aggregate costs did not exceed $5,000, then $0 was presented.	None
96	Engineering Firm	Engineering Report	The engineering firm, as stated in the Engineering Report.	None
97	Engineering Report Date	Engineering Report	The date of the report, as stated in the Engineering Report.	None
98	Immediate Repairs Cost Estimate	Engineering Report	The immediate repairs cost, as stated in the Engineering Report.	$1.00
99	Replacement Reserves Cost Estimate per Year	Engineering Report	The inflated replacement reserve cost per unit/per year, as stated in the Engineering Report.	$1.00
100	Seismic Firm	Seismic Report	The seismic firm, as stated in the Seismic Report; or “N/A”, if no Seismic Report was included in the Loan file.	None
101	Seismic Report Date	Seismic Report	The report date, as stated in the Seismic Report; or “N/A”, if no Seismic Report was included in the Loan file.	None
102	Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)	Seismic Report
“Yes” or “No”, as applicable, if the earthquake zone was greater than or equal to 3 or the PGA was greater than 0.15g, as stated in the Seismic Report; or

“N/A”, if no Seismic Report was included in the Loan File.

None
103	PML Report Required (Y/N)	Seismic Report	“Yes”, for earthquake zones greater than or equal to 3; or “No”, for earthquake zones less than 3; or “N/A”, if no Seismic Report in the Loan File.	None

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Freddie Mac Structured Pass-Through Certificates, Series K-090 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
104	PML (%)	Seismic Report	The 475 year PML, as stated in the Seismic Report; or “N/A”, if no Seismic Report in the Loan File.	None
105	Green Advantage	Investment Brief	“Green Up” or “Green Up Plus”, as applicable, as stated in the Investment Brief or Green Report; or “N/A”, if silent or left blank.	None
106	Tax Escrow - Current Balance ($ or N/A)	Servicing Report	The tax escrow current balance, as stated in the Servicing Report.	None
107	Tax Escrow - Initial Deposit ($ or N/A)	Servicing Report	The tax escrow initial deposit, as stated in the Servicing Report.	$1.00
108	Tax Escrow - Contractual Payment ($ or N/A)	Servicing Report	The tax escrow contractual payment, as stated in the Servicing Report.	$1.00
109	Insurance Escrow - Current Balance ($ or N/A)	Servicing Report	The insurance escrow current balance, as stated in the Servicing Report.	None
110	Insurance Reserve - Initial Deposit ($ or N/A)	Servicing Report	The insurance escrow initial deposit, as stated in the Servicing Report.	$1.00
111	Insurance Reserve - Contractual Payment	Servicing Report	The insurance escrow contractual payment, as stated in the Servicing Report.	$1.00
112	Engineering Reserve - Current Balance ($ or N/A)	Servicing Report	The engineering escrow current balance, as stated in the Servicing Report.	None
113	Engineering Reserve - Initial Deposit ($ or N/A)	Loan Agreement	The engineering escrow initial deposit, as stated in the Loan Agreement.	$1.00
114	Engineering Reserve - Contractual Payment ($ or N/A)	Loan Agreement	The engineering escrow contractual payment, as stated in the Loan Agreement.	$1.00
115	Replacement Reserve - Current Balance ($ or N/A)	Servicing Report	The replacement escrow current balance, as stated in the Servicing Report.	None
116	Replacement Reserve - Initial Deposit ($ or N/A)	Loan Agreement	The replacement escrow initial deposit, as stated in the Loan Agreement.	$1.00
117	Replacement Reserve - Contractual Payment ($ or N/A)	Loan Agreement	The replacement escrow contractual payment, as stated in the Loan Agreement.	$1.00
118	Replacement Reserve - Contractual - Cap ($ or N/A)	Loan Agreement	The replacement escrow contractual cap, as stated in the Loan Agreement.	$1.00
119	Other Reserve - Current Balance ($ or N/A)	Servicing Report	The other escrow current balance, as stated in the Servicing Report.	None

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Freddie Mac Structured Pass-Through Certificates, Series K-090 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
120	Other Reserve - Initial Deposit ($ or N/A)	Loan Agreement	The other escrow initial deposit, as stated in the Loan Agreement.	$1.00
121	Other Reserve Description	Loan Agreement	The other escrow description, as stated in the Loan Agreement.	None
122	Other Reserve - Contractual Payment ($ or N/A)	Loan Agreement	The other escrow contractual payment, as stated in the Loan Agreement.	$1.00
123	Other Reserve - Contractual - Cap ($ or N/A)	Loan Agreement	The other escrow cap, as stated in the Loan Agreement.	$1.00
124	Springing Reserve 1 Name	Loan Agreement	The name of the first reserve marked “deferred” in the Article IV section of the Loan Agreement; or “N/A”, if no springing reserve was stated in the Loan Agreement.	None
125	Springing Reserve 1 Amount ($ or N/A)	Loan Agreement	The dollar amount of the first reserve marked “deferred” in the Article IV section of the Loan Agreement; or “N/A”, if no springing reserve was stated in the Loan Agreement.	$1.00
126	Springing Reserve 1 Description	Loan Agreement	The description of the first reserve marked “deferred” in the Article IV section of the Loan Agreement; or “N/A”, if no springing reserve was stated in the Loan Agreement.	None
127	Springing Reserve 2 Name	Loan Agreement	The name of the second reserve marked “deferred” in the Article IV section of the Loan Agreement; or “N/A”, if no springing reserve was stated in the Loan Agreement.	None
128	Springing Reserve 2 Amount ($ or N/A)	Loan Agreement	The dollar amount of the second reserve marked “deferred” in the Article IV section of the Loan Agreement; or “N/A”, if no springing reserve was stated in the Loan Agreement.	$1.00
129	Springing Reserve 2 Description	Loan Agreement	The description of the second reserve marked “deferred” in the Article IV section of the Loan Agreement; or “N/A”, if no springing reserve was stated in the Loan Agreement.	None
130	Letter of Credit Amount	Loan Agreement	Letter of credit dollar amount stated in the Loan Agreement; or “N/A”, if no letter of credit was stated in the Loan Agreement.	$1.00
131	Letter of Credit Description	Loan Agreement	Letter of credit description, as stated in the Loan Agreement; or “N/A”, if no letter of credit was stated in the Loan Agreement.	None
132	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement	“Yes” or “No”, as applicable, if escrows can be converted to a letter of credit per the Loan Agreement.	None

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Freddie Mac Structured Pass-Through Certificates, Series K-090 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
133	Specify Accounts for Escrows/Reserves LOC	Loan Agreement	The description of accounts that can be converted to a letter of credit per the Loan Agreement; or “N/A”, when Escrows/Reserves LOC can’t be converted to LOC..	None
134	Environmental Insurance (Y/N)	Insurance Summary	“Yes” or “No”, as applicable, as stated on the Insurance Summary.	None
135	Flood Insurance (Y/N)	Insurance Summary	“Yes” or “No”, as applicable, as stated on the Insurance Summary.	None
136	Windstorm Insurance (Y or N)	Insurance Summary	“Yes” or “No”, as applicable, as stated on the Insurance Summary.	None
137	Earthquake Insurance In Place (Y/N)	Insurance Summary	“Yes” or “No”, as applicable, as stated on the Insurance Summary.	None
138	Terrorism Insurance (Y/N)	Insurance Summary	“Yes” or “No”, as applicable, as stated on the Insurance Summary.	None
139	Property Insurance Coverage (Y/N)	Insurance Summary	“Yes” or “No”, as applicable, as stated on the Insurance Summary.	None
140	Liability Insurance Coverage (Y/N)	Insurance Summary	“Yes” or “No”, as applicable, as stated on the Insurance Summary.	None
141	Cash Management (Description or N/A)	Loan Agreement	The cash management description, as stated in the cash management rider to the Loan Agreement; or “N/A”, if no cash management rider was included in the Loan Agreement.	None
142	Lockbox (Y/N)	Loan Agreement	“Yes” or “No”, as applicable, if the cash management rider of the Loan Agreement indicates a lockbox was in place; or “N/A”, if no cash management rider was included in the Loan Agreement.	None
143	Existing Financing In Place (existing) (Y/N)	Senior Loan Documents and Subordinate Loan Documents
“Yes”, if existing financing was in place as of the Cut-off Date, as stated in the Senior Loan Documents or Subordinate Loan Documents; or

“No”, if Senior Loan Documents or Subordinate Loan Documents were not included in the Loan File.
None
144	Existing Financing Amount (existing)	Senior Loan Documents and Subordinate Loan Documents	The amount of existing financing as of the Cut-off Date, as stated in the Senior Loan Documents or Subordinate Loan Documents; or “N/A”, if Senior Loan Documents or Subordinate Loan Documents were not included in the Loan File.	$1.00
145	Existing Financing Description (existing)	Senior Loan Documents and Subordinate Loan Documents
The description of existing financing, as stated in the Senior Loan Documents or Subordinate Loan Documents; or

“N/A”, if Senior Loan Documents or Subordinate Loan Documents were not included in the Loan File.
None
146	CDCR (Combined DCR)	Calculation
A computation from the Final Data File in which the respective loan’s U/W NCF was divided by the sum of the corresponding annual debt service payment for the loan and the annual debt service payment related to the Existing Financing Amount (existing). The combined annual debt service payments were calculated by multiplying the sum of the respective loan’s Monthly Debt Service and the monthly debt service of the Existing Financing Amount (existing) by twelve.
None

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Freddie Mac Structured Pass-Through Certificates, Series K-090 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
147	CLTV (Combined LTV)	Calculation
A computation from the Final Data File in which the sum of the respective loan’s Cut-off Balance and the Existing Financing Amount (existing) was divided by the Appraised Value of the corresponding mortgaged property.
None
148	Future Mezzanine Debt (Y/N)	Loan Agreement	“Yes” or “No”, as applicable, if the Loan Agreement permits future mezzanine debt.	None
149	Future Secondary Financing (Y/N)	Loan Agreement	“Yes” or “No”, as applicable, if Section 11.11 of the Loan Agreement permits future secondary financing.	None
150	Future Secondary Financing Description	Loan Agreement	The conditions of secondary financing, as stated in Section 11.11 of the Loan Agreement; or “N/A”, if Future Secondary Financing (Y/N) was “No”.	None
151	Substitution Permitted (Y/N)	Loan Agreement	“Yes” or “No”, as applicable, if the Loan Agreement permits substitution.	None
152	Number of Properties per Loan	Loan Agreement
The count of a single parcel or two or more contiguous or non-contiguous parcels collateralizing the loan, as stated in the Loan Agreement. For avoidance of doubt, with the exception of Cross Collateralized loans, each loan was considered to be secured by only 1 property.
None
153	Multiproperty Collateral Release Price ($ or N/A)	Loan Agreement	The price to release a property if Number of Properties per Loan was greater than one and partial release was permitted per the Loan Agreement, otherwise, “N/A”.	$1.00
154	Crossed Loans	Cross Collateralization Agreement
“N/A”, if a Cross Collateralization Agreement was not provided in the Loan File; or

Cross Collateralized loan relationships were identified based on the loan numbers included in the Cross Collateralization Agreement. Cross Collateralized groups were then assigned numbers based on the aggregate Cut-off Balance of the group (starting with Group 1 being largest).
None
155	Release (Y or N or N/A)	Cross Collateralization Agreement	“N/A”, if Crossed Loans was N/A; or “Yes” or “No”, as applicable, if a partial release was permitted per the Cross Collateralization Agreement.	None
156	Release Provisions (Description or N/A)	Cross Collateralization Agreement	“N/A”, if Crossed Loans was N/A; or The price to release a property, as stated in the Cross Collateralization Agreement.	None
157	Loan Purpose	Loan Agreement	Refinance, Acquisition or Supplemental, as stated in Section 5.24 of the Loan Agreement.	None
158	Borrowing Entity	Promissory Note	The borrower, as stated in the Promissory Note.	None
159	Entity Type	Promissory Note	The entity organization type of the borrower, as stated in the Promissory Note.	None

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Freddie Mac Structured Pass-Through Certificates, Series K-090 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
160	State of Organization	Promissory Note	The state of organization of the borrower, as stated in the Promissory Note.	None
161	Affiliated Borrowers Group Name	Calculation
Borrower relationships were identified based on shared Borrowing Entity, Borrower Principal and/or Bad Boy Indemnitor / Guarantor names. Related groups were then assigned numbers based on the aggregate Cut-off Balance of the related group (starting with Group 1 being largest).
None
162	Borrower Type	Loan Agreement	SPE, SPE ($15M or less), or SAE, as stated in the Loan Agreement.	None
163	Tenants In Common (Y/N)	Loan Agreement	“Yes” or “No”, as applicable, if there was a tenancy in common rider to the Loan Agreement.	None
164	Delaware Statutory Trust (Y/N)	Promissory Note	“Yes”, when Borrower Type was DST; or “No”, for all other Borrower Types.	None
165	Independent Director (Y/N)	Loan Agreement	“Yes” or “No”, as applicable, if there was an independent director rider to the Loan Agreement.	None
166	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion	“Yes” or “No”, as applicable, if a non-consolidation opinion was included in the Loan File.	None
167	Assumption Fee	Loan Agreement	The transfer fee, as stated in the Loan Agreement.	None
168	Recourse(Y/N)	Promissory Note	“No”, if base recourse was stated as 0% in the Promissory Note, otherwise “Yes”.	None
169	Recourse Description	Promissory Note	“N/A”, if base recourse was stated as 0% in the Promissory Note, otherwise the recourse description per the Promissory Note.	None
170	Bad Boy Indemnitor / Guarantor	Guaranty Agreement	The guarantor, as stated in the Guaranty Agreement.	None
171	Environmental Indemnitor (Name or N/A)	Calculation	This attribute is set equal to Bad Boy Indemnitor / Guarantor.	None
172	Environmental Carveout (Y/N)	Promissory Note	“Yes” or “No”, as applicable, if environmental carveouts were stated in Section 9 (d) of the Promissory Note.	None
173	Fraud Carveout (Y/N)	Promissory Note	“Yes” or “No”, as applicable, if fraud carveouts were stated in Section 9 (f) of the Promissory Note.	None
174	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Promissory Note	“Yes” or “No”, as applicable, if misapplication of rent and insurance proceeds carveouts were stated in Section 9 (c) of the Promissory Note.	None
175	Voluntary Bankruptcy Carveout (Y/N)	Promissory Note	“Yes” or “No”, as applicable, if voluntary bankruptcy carveouts were stated in Section 9 (f) of the Promissory Note.	None
176	Waste Carveout (Y/N)	Promissory Note	“Yes” or “No”, as applicable, if waste carveouts were stated in Section 9 (c) of the Promissory Note.	None
177	Borrower Or Principal Prior Bankruptcy (Y/N)	FRE Form 1115	“Yes” or “No”, as applicable, based on which box is checked under Question 4a of FRE Form 1115.	None
178	Management Company	Property Management Agreement	The management company, as stated in the Property Management Agreement.	None

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Freddie Mac Structured Pass-Through Certificates, Series K-090 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
179	Primary Servicing Fee	Commitment Letter	The servicing spread, as stated in the Commitment Letter.	None
180	Master Servicing Fee	Fee Schedule	The master servicing fee, as stated in the Fee Schedule.	None
181	Trustee Fee	Fee Schedule	The trustee fee (annual trustee administration fee plus annual certificate administration fee), as stated in the Fee Schedule.	None
182	Master Servicing Surveillance Fee	Fee Schedule	Master servicing fee, as stated in the Fee Schedule.	None
183	Special Servicing Surveillance Fee	Calculation; Fee Schedule	A computation from the Fee Schedule in which the Fixed SSS Fee was divided by the aggregate Cut-off Balance of the Underlying Assets.	None
184	CREFC Royalty Fee	Fee Schedule	The CREFC Royalty Fee, as stated in the Fee Schedule.	None
185	Administration Fee	Calculation
A computation from the Final Data File in which the Primary Servicing Fee, Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee, Special Servicer Surveillance Fee and CREFC Royalty Fee were summed.
None
186	Net Mortgage Rate	Calculation	A computation from the Final Data File in which the Administration Fee was deducted from the Note Rate.	None

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Freddie Mac Structured Pass-Through Certificates, Series K-090 Specified Attributes Provided by the Company (not subject to procedures)	EXHIBIT B

Below is a list of the Specified Attributes (by Underlying Asset) provided to us by the Company. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute	Underlying Asset(s)
1	Property Name	All
2	Rental Subsidy Indicator (Y/N)	All
3	Rental Subsidy Type	All
4	Environmental Insurance Expiration Date	All
5	Environmental Insurance Carrier (Name or N/A)	All
6	Environmental Insurance Carrier Rating	All
7	Environmental Insurance Coverage ($ or N/A)	All
8	Terrorism Insurance Expiration Date	All
9	Terrorism Insurance Coverage ($ or N/A)	All
10	Terrorism Insurance Deductible ($ or N/A)	All
11	Terrorism Insurance Carrier (Name or N/A)	All
12	Terrorism Insurance Carrier Rating	All
13	Property Insurance Expiration Date	All
14	Property Insurance Carrier (Name or N/A)	All
15	Property Insurance Carrier Rating	All
16	Property Insurance Coverage ($ or N/A)	All
17	Property Insurance Deductible ($ or N/A)	All
18	Liability Insurance Expiration Date	All
19	Liability Insurance Carrier (Name or N/A)	All
20	Liability Insurance Carrier Rating	All
21	Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)	All
22	Liability Insurance Deductible ($ or N/A)	All
23	Borrower Principal	All
24	Borrower/Principal Liquid Assets	All
25	Borrower/Principal Net Worth	All
26	Bankruptcy Description (Chapter # or N/A)	All

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